Acquisitions - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Business Acquisition [Line Items]
Aggregate annual sales for businesses acquired, for their most recent fiscal year prior to acquisition	$ 65	$ 11	$ 532
Total purchase price for all businesses acquired in cash	61	5	747
Assumed debt for all businesses acquired			$ 4